CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 301,850	$ 274,880	$ 261,292
Cost of revenues:
Total cost of revenues	58,339	53,252	51,710
Gross profit	243,511	221,628	209,582
Operating expenses, net:
Research and development, net	78,981	74,723	82,617
Sales and marketing	127,586	122,450	126,237
General and administrative	25,536	28,342	32,408
Total operating expenses, net	232,103	225,515	241,262
Operating income (loss)	11,408	(3,887)	(31,680)
Financial income, net	17,899	16,552	13,927
Income (loss) before taxes on income	29,307	12,665	(17,753)
Income Tax Expense (Benefit)	9,050	6,627	3,837
Net income (loss) attributable to Radware Ltd.’s shareholders	$ 20,257	$ 6,038	$ (21,590)
Basic net earnings (loss) per share	$ 0.47	$ 0.14	$ (0.5)
Diluted net earnings (loss) per share	$ 0.45	$ 0.14	$ (0.5)
Weighted-average shares used to compute net income (loss) per share, Basic	42,879,056	41,982,851	42,871,770
Weighted-average shares used to compute net income (loss) per share, Diluted	44,698,538	43,362,906	42,871,770
Products [Member]
Revenues:
Total revenues	$ 189,582	$ 155,437	$ 145,541
Cost of revenues:
Total cost of revenues	49,033	42,178	41,450
Services [Member]
Revenues:
Total revenues	112,268	119,443	115,751
Cost of revenues:
Total cost of revenues	$ 9,306	$ 11,074	$ 10,260